Consolidated Balance Sheets $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 694,750,000	$ 97,854	¥ 712,231,000
Inventories, net	41,767,000	5,883	77,782,000
Prepayments and other current assets, net	47,403,000	6,678	41,968,000
Short-term investments	13,596,000	1,915	0
Total current assets	797,516,000	112,330	831,981,000
Non-current assets:
Cryptocurrency	645,000	91	0
Property, equipment, and software, net	49,184,000	6,926	6,965,000
Intangible assets, net	3,425,000	482	0
Right-of-use assets	1,735,000	244	1,329,000
Deferred tax assets	12,899,000	1,817	0
Prepayments on long-term assets	113,425,000	15,976	112,856,000
Other non-current assets	421,000	59	0
Total non-current assets	181,734,000	25,595	121,150,000
Total assets	979,250,000	137,925	953,131,000
Current liabilities:
Accounts payable	195,000	27	2,903,000
Contract liabilities	9,828,000	1,384	6,000
Income tax payable	1,634,000	230	2,239,000
Lease liabilities	1,103,000	155	972,000
Provision for warranty	40,000	6	223,000
Accrued liabilities and other current liabilities	15,364,000	2,165	12,855,000
Total current liabilities	28,164,000	3,967	19,198,000
Non-current liabilities:
Deferred tax liabilities	0	0	42,000
Lease liabilities	761,000	107	294,000
Total non-current liabilities	761,000	107	336,000
Total liabilities	28,925,000	4,074	19,534,000
Shareholders' equity
Ordinary shares (US$0.000001 par value; 50,000,000,000 shares authorized, 117,647,000 and 119,876,032 shares issued and outstanding as of December 31, 2022 and 2023, respectively)	1,000	0	1,000
Subscriptions receivable from shareholders	(1,000)	0	(1,000)
Additional paid-in capital	186,262,000	26,235	144,577,000
Statutory reserve	48,265,000	6,798	47,478,000
Accumulated other comprehensive income	1,838,000	259	0
Retained earnings	713,960,000	100,559	741,542,000
Total equity	950,325,000	133,851	933,597,000
Total liabilities and shareholders' equity	¥ 979,250,000	$ 137,925	¥ 953,131,000